Restructuring expenses	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Restructuring expenses
(2) Restructuring expenses
Restructuring expenses mainly consist of expenditures in relation to organizational changes and severance payments. For the year ended Dec. 31, 2021 the net restructuring benefit of $0.6 million mainly relates to the reversal of unused restructuring provisions in Germany. For the period ended Dec. 31, 2019 restructuring expenses in the amount of $13.4 million were mainly recognized for a restructuring program in Germany.